Cover	Oct. 13, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-43162
Entity Registrant Name	Eagle Nuclear Energy Corp.
Entity Central Index Key	0002089283
Entity Tax Identification Number	41-3113978
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5470 Kietzke Lane
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89511
City Area Code	775
Local Phone Number	335-2029
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NUCL
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	NUCLW
Security Exchange Name	NASDAQ